UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.5%)
Ohio (101.5%)
Akron OH Income Tax Revenue	3.000%	12/1/14	1,465	1,475
Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,090	3,094
Akron OH Income Tax Revenue BAN	1.150%	3/12/15	3,250	3,264
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.060%	9/5/14	5,000	5,000
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.050%	9/2/14 LOC	1,000	1,000
Athens County OH Port Authority Housing
Revenue VRDO	0.040%	9/5/14 LOC	4,900	4,900
2 Avon OH BAN	1.000%	9/9/15	3,000	3,022
Berea OH BAN	0.750%	3/25/15	2,000	2,006
Blue Ash OH BAN	1.000%	12/3/14	3,450	3,457
Butler County OH BAN	0.300%	7/30/15	2,389	2,389
1 Cincinnati OH City School District GO TOB
VRDO	0.050%	9/5/14	12,180	12,180
1 Cincinnati OH City School District GO TOB
VRDO	0.060%	9/5/14	5,000	5,000
1 Cleveland OH Water Works Revenue TOB
VRDO	0.050%	9/5/14	4,335	4,335
1 Cleveland OH Water Works Revenue TOB
VRDO	0.060%	9/5/14	8,665	8,665
Cleveland OH Water Works Revenue VRDO	0.040%	9/5/14 LOC	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.050%	9/5/14 LOC	6,485	6,485
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	9/5/14	5,810	5,810
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	9/5/14	3,000	3,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	9/5/14	4,750	4,750
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	9/5/14	6,900	6,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.050%	9/5/14 LOC	2,600	2,600
Columbus OH BAN	2.000%	9/2/14	6,600	6,600
Columbus OH BAN	1.000%	8/28/15	4,500	4,538
1 Columbus OH GO TOB VRDO	0.080%	9/5/14	4,360	4,360
Columbus OH GO VRDO	0.030%	9/5/14	4,500	4,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	9/5/14 LOC	8,340	8,340

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	9/5/14 LOC	3,600	3,600
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	9/5/14 LOC	6,620	6,620
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.050%	9/5/14 LOC	3,140	3,140
1 Columbus OH Sewer Revenue TOB VRDO	0.040%	9/5/14	2,800	2,800
1 Columbus OH Sewer Revenue TOB VRDO	0.050%	9/5/14	4,930	4,930
Columbus OH Sewer Revenue VRDO	0.030%	9/5/14	5,465	5,465
1 Cuyahoga County OH (Convention Hotel
Project) COP TOB VRDO	0.060%	9/5/14	13,000	13,000
Cuyahoga County OH Housing Revenue VRDO	0.050%	9/5/14 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.000%	12/4/14	1,870	1,874
Dayton OH City School District BAN	1.250%	10/15/14	3,000	3,003
Deerfield Township OH BAN	1.000%	10/29/14	2,495	2,498
Fairfield Township OH BAN	1.000%	6/4/15	1,350	1,358
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.050%	9/5/14 LOC	8,570	8,570
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	9/5/14	3,400	3,400
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.080%	6/3/15	6,000	6,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	9/5/14	2,240	2,240
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.030%	9/5/14	1,200	1,200
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	9/5/14	14,000	14,000
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.030%	9/5/14	9,500	9,500
3 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.120%	3/27/15	5,800	5,800
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.050%	9/5/14 LOC	3,065	3,065
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.060%	9/5/14	5,625	5,625
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.060%	9/5/14	8,500	8,500
Hamilton OH BAN	1.000%	10/2/14	2,400	2,401
Huber Heights OH BAN	1.000%	11/7/14	2,000	2,003
Huber Heights OH BAN	1.500%	11/7/14	1,200	1,203
Independence OH BAN	1.000%	4/15/15	1,565	1,572
Kent OH BAN	1.000%	9/4/14	2,565	2,565
2 Kent OH BAN	1.000%	9/2/15	2,355	2,371
Lakewood OH BAN	1.000%	4/10/15	2,850	2,863
1 Lakewood OH City School District GO TOB
VRDO	0.070%	9/5/14	3,825	3,825
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	9/5/14	10,000	10,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.060%	9/5/14 LOC	1,030	1,030

Lucas County OH BAN	1.000%	7/14/15	2,482	2,500
Marysville OH BAN	1.250%	5/28/15	1,850	1,862
Mason OH City School District BAN	1.250%	1/28/15	3,000	3,013
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.040%	9/5/14 LOC	7,000	7,000
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.060%	9/5/14	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	9/2/14	6,000	6,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	9/2/14	3,900	3,900
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.050%	9/5/14	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.140%	9/5/14 LOC	21,000	21,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	9/2/14 LOC	985	985
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.110%	9/5/14 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.050%	9/5/14 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.030%	9/5/14 LOC	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.040%	9/5/14 LOC	6,000	6,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.040%	9/5/14 LOC	5,000	5,000
Ohio Common Schools GO VRDO	0.030%	9/5/14	1,810	1,810
Ohio Common Schools GO VRDO	0.030%	9/5/14	1,135	1,135
Ohio GO	2.000%	11/1/14	620	622
1 Ohio GO TOB VRDO	0.060%	9/5/14	9,285	9,285
Ohio GO VRDO	0.050%	9/5/14	985	985
Ohio GO VRDO	0.050%	9/5/14	7,990	7,990
Ohio GO VRDO	0.050%	9/5/14	6,800	6,800
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.120%	11/3/14	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.120%	11/12/14	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	9/2/14	1,500	1,500
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	9/2/14	4,805	4,805
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	9/2/14	3,800	3,800

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.020%	9/2/14	5,500	5,500
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	9/2/14	1,800	1,800
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	9/2/14	8,785	8,785
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.030%	9/2/14	5,500	5,500
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.060%	9/5/14 LOC	2,540	2,540
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.050%	9/5/14	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.100%	9/5/14 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	9/5/14	7,835	7,835
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	9/5/14	9,300	9,300
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	9/5/14	3,000	3,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	9/5/14	2,450	2,450
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	9/5/14	4,500	4,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	9/5/14	11,275	11,275
Ohio Infrastructure Improvement GO VRDO	0.050%	9/5/14	6,635	6,635
Ohio State University General Receipts
Revenue	4.125%	6/1/15 (Prere.)	8,520	8,771
Ohio State University General Receipts
Revenue CP	0.100%	9/4/14	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.100%	9/9/14	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.100%	12/4/14	7,790	7,790
Olentangy OH Local School District GO	5.000%	12/1/14	2,720	2,753
1 Olentangy OH School District GO TOB VRDO	0.050%	9/5/14 LOC	2,835	2,835
1 South-Western City OH School District GO TOB
VRDO	0.050%	9/5/14	8,285	8,285
Summit County OH Port Authority Facilities
Revenue (Summa Wellness Institute - Hudson
Project) VRDO	0.050%	9/5/14 LOC	8,610	8,610
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.) VRDO	0.050%	9/5/14	11,450	11,450
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,000	1,029
				576,281
Total Tax-Exempt Municipal Bonds (Cost $576,281)				576,281

Total Investments (101.5%) (Cost $576,281)	576,281
Other Assets and Liabilities-Net (-1.5%)	(8,644)
Net Assets (100%)	567,637
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $162,245,000, representing 28.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2014.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

Ohio Tax-Exempt Money Market Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Ohio (99.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,069
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,414
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,999
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,637
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,697
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,452
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	2,000	2,196
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,577
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	6,359
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.040%	9/2/14 LOC	680	680
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,053
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,322
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	8,500	9,278
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	8,000	8,727
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,507
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,357
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/27	1,000	1,127
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,940
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,147
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,154
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,125
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,116

Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	4,000	4,145
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,581
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,213
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,328
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,439
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,584
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,458
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	137
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,416
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,763
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,149
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,441
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,700
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,806
Cincinnati OH GO	5.000%	12/1/18	1,000	1,164
Cincinnati OH GO	5.000%	12/1/24	1,090	1,260
Cincinnati OH GO	5.000%	12/1/26	2,605	2,989
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,160
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,839
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,161
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,817
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,298
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,770
Cleveland OH Airport System Revenue	5.000%	1/1/30	2,000	2,167
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,277
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,960
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,148
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,395
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,960
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,330
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,590	11,167
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,324
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,118
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,293
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,255
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,015	2,213
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,318
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,791
Columbus OH GO	5.000%	2/15/21	1,905	2,302
Columbus OH GO	5.000%	2/15/22	1,900	2,320
Columbus OH GO	5.000%	2/15/23	1,475	1,818
Columbus OH GO	5.000%	2/15/24	1,475	1,842
Columbus OH GO	5.000%	7/1/24	1,000	1,208

Columbus OH GO	5.000%	2/15/25	1,470	1,826
Columbus OH GO	5.000%	2/15/25	1,800	2,168
Columbus OH GO	5.000%	7/1/25	1,400	1,680
1 Columbus OH GO	5.000%	8/15/25	3,450	4,290
Columbus OH GO	5.000%	8/15/26	2,000	2,410
Columbus OH GO	5.000%	7/1/27	2,000	2,327
Columbus OH GO	5.000%	7/1/30	2,500	2,958
Columbus OH GO	5.000%	7/1/31	1,185	1,397
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,532
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,153
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,058
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,458
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	2,000	2,229
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,555
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,504
Franklin County OH GO	5.000%	12/1/31	6,885	7,615
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,045
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,100	4,423
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.050%	9/8/14 LOC	2,480	2,480
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,708
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,992
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,653
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,625
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,593
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	9/8/14	2,000	2,000
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,661
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,677
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	4,977
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,190
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,250

Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,386
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	186
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	3,290	3,497
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.000%	6/1/33 (14)	4,000	4,213
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	3,292
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	7,210	7,711
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,316
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,858
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,091
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,087
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,146
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,532
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,707
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,433
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,599
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,413
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,727
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,455
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,069
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,116
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	1,250	1,470
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	18,250	20,228
Kent State University OH Revenue	5.000%	5/1/37	4,185	4,610
Kent State University OH Revenue	5.000%	5/1/42	1,750	1,904
Lancaster OH School Facilities Construction &
Improvement GO	5.000%	10/1/49	4,000	4,289
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,919
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,345
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	9/8/14	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,139

Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,723
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,273
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,295
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,599
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,432
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,954
Madison OH Local School District GO	5.250%	12/1/32	695	792
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,292
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,914
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,123
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	8,027
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,254
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,191
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,341
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,072
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,309
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,904
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.040%	9/8/14 LOC	5,125	5,125
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,505
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	5,000	5,014
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,171
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	9/2/14	2,000	2,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	9/2/14	1,000	1,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	9/2/14	9,220	9,220
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	9/2/14	14,300	14,300
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,441
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	5,000	5,692
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	2,500	2,803
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,000	3,251

Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,193
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,390
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,350
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	2,975	3,566
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/23	1,250	1,505
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,196
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/25	2,670	3,133
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/30	1,650	1,894
Ohio Common Schools GO	5.000%	9/15/19	3,000	3,563
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,213
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,332
Ohio Cultural Sports Facilities	4.000%	4/1/16	2,330	2,465
Ohio GO	5.000%	9/15/22	5,000	6,143
Ohio GO	5.000%	9/15/23	2,950	3,661
Ohio GO	5.000%	8/1/24	2,000	2,506
Ohio GO	5.000%	5/1/27	5,350	6,539
Ohio GO	5.000%	2/1/30	4,000	4,622
Ohio GO	5.000%	4/1/30	1,770	2,001
Ohio GO	5.000%	2/1/31	4,500	5,197
Ohio GO	5.000%	4/1/31	1,230	1,383
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,454
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	9/2/14	1,700	1,700
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.030%	9/2/14	1,310	1,310
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,509
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,010
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,529
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,557
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,615
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,029
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,101

Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	3,250	3,323
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	9,955	11,018
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,627
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,937
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,127
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	4,500	4,820
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,243
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/43	2,000	2,189
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	4,000	4,651
Ohio Highway Capital Improvements GO	5.000%	5/1/24	3,000	3,611
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,583
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,563
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,624
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,149
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,776
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,844
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,313
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,392
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.040%	9/2/14	1,700	1,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,125
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,432
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,466
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	3,000	3,091
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	125	126
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,900	1,992
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,095
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,768
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	331
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	320

Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	187
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	299
Ohio State University General Receipts
Revenue	5.000%	6/1/25	4,130	4,961
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,579
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	690
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	9,039
Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,579
Ohio State University Revenue VRDO	0.040%	9/8/14	17,100	17,100
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	3,000	3,713
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,322
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,443
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,176
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	2,015
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	5,000	1,919
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,531
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,115
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,756
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,207
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,431
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,407
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,900
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,847
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,167
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	4,076
Rocky River OH City School District GO	5.375%	12/1/17	1,350	1,454
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,164
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	10,996
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	4,000	4,341
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,929
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,909
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,425
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,550	1,607
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,480	1,534
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,200
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,401
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,279
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,557
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,495
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,046

Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,035
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,330
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,041
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,922
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,244
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,189
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,358
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,195
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,197
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,401
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,204
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	578
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	576
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,357
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,455
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,177
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,147
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,111
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	671
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,333
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,596
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,630
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	752
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,573
Woodridge OH School District GO	6.800%	12/1/14 (2)	340	344
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,296
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,330
Wyoming OH City School District GO	5.000%	12/1/49	1,800	1,939
				937,870

Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,567

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	394
Total Tax-Exempt Municipal Bonds (Cost $887,706)				940,831
Total Investments (99.4%) (Cost $887,706)				940,831
Other Assets and Liabilities-Net (0.6%)				5,318
Net Assets (100%)				946,149
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2014.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $6,695,000, representing 0.7% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Ohio Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2014, the cost of investment securities for tax purposes was $889,150,000. Net unrealized appreciation of investment securities for tax purposes was $51,681,000, consisting of unrealized gains of $52,020,000 on securities that had risen in value since their purchase and $339,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

VANGUARD OHIO TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.